Right of Use Assets and Operating Lease Liability (Tables)	6 Months Ended
Jun. 30, 2026
Right of Use Assets and Operating Lease Liability [Abstract]
Schedule of Information Pertaining to Lease Amounts Recognized and Lease Cost

Information pertaining to lease amounts recognized in the unaudited interim consolidated financial statements is summarized as follows:

	June 30,	December 31,
	2026	2025
Leasehold buildings	$4,104,285	$4,014,297
Accumulated amortization	(2,581,681)	(2,512,571)
ROU assets, net of accumulated amortization	$1,522,604	$1,501,726

	June 30,	December 31,
	2026	2025
Lease costs:
Operating lease costs	$527,700	$827,349
Short-term lease costs	208,325	576,841
Total lease costs	$736,025	$1,404,190
Supplemental cash flow information:
Operating cash flows from operating leases	$481,321	$678,818
Right-of-use obtained in exchange for new operating lease liabilities	-	-
Weighted-average remaining lease term (years):
Operating leases	1.73	2.17

Schedule of Weighted-Average Discount Rate for Operating Leases

As of June 30, 2026 and December 31, 2025, the weighted-average discount rate for operating leases was 6.0% and 6.0%, respectively.

Operating leases
Periods Ended June 30,
2026	$528,757
2027	1,060,822
2028	287,072
2029	-
Total operating lease payment	1,876,651
Less: Imputed interest	(128,630)
Present value of operating lease liabilities	1,748,021

Operating lease liabilities – current	$(966,398)
Operating lease liabilities – non-current	$781,623